Related Parties - Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of balances with related parties
	December 31,
	2020	2019
	(U.S. Dollars in thousands)
Related party accrued liability	-	72
Related party liability, refer to note 6	-	17,748

Schedule of related parties transactions
	Year ended December 31,
	2020	2019	2018
	(U.S. Dollars in thousands)
Research and development – see c and d below	355	154	542
General and administrative – See c, e and f below	(167)	5,824	892